Segment reporting - Segments (Details) € in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023 EUR (€) segment	Mar. 31, 2022 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Segment reporting
Number of reportable segments | segment	2
Revenues	€ 6,015	€ 4,640
Cost of sales	(4,098)	(3,049)
Gross profit	€ 1,917	€ 1,591
Gross profit margin (as a percent)	31.90%	34.30%
Operating Expenses	€ (5,025)	€ (4,755)
Other operating expenses	(459)	(158)
Other operating income	736	2,204
Operating loss	(2,831)	(1,118)
Finance expense	(449)	(1,048)
Finance income	29	1,399
Financial result	(420)	351
Loss before income taxes	(3,251)	(767)
Income tax income (expense)		14
Net loss	(3,251)	(753)	€ (11,409)	€ (10,586)	€ (15,481)
Systems
Segment reporting
Revenues	3,159	1,418
Cost of sales	(2,100)	(1,172)
Gross profit	€ 1,059	€ 246
Gross profit margin (as a percent)	33.50%	17.30%
Services
Segment reporting
Revenues	€ 2,856	€ 3,222
Cost of sales	(1,998)	(1,877)
Gross profit	€ 858	€ 1,345
Gross profit margin (as a percent)	30.00%	41.70%
Operating segments
Segment reporting
Revenues	€ 6,015	€ 4,640
Operating segments | Systems
Segment reporting
Revenues	3,215	1,438
Operating segments | Services
Segment reporting
Revenues	2,856	3,222
Operating segments | Consolidation
Segment reporting
Revenues	(56)	(20)
Inter-segment | Systems
Segment reporting
Revenues	(56)	(20)
Inter-segment | Consolidation
Segment reporting
Revenues	€ (56)	€ (20)